UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21593

KAYNE ANDERSON MLP INVESTMENT COMPANY

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (713) 493-2020

Date of fiscal year end:  November 30, 2011

Date of reporting period:  August 31, 2011

Item 1:	Schedule of Investments

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 172.9%
Equity Investments(1) — 170.5%
Midstream MLP(2) — 119.2%
Boardwalk Pipeline Partners, LP	899	$22,573
Buckeye Partners, L.P.	1,367	86,083
Buckeye Partners, L.P. — Unregistered, Class B Units(3)(4)	833	46,551
Chesapeake Midstream Partners, L.P.	1,013	28,236
Copano Energy, L.L.C.	1,911	61,948
Crestwood Midstream Partners LP	1,500	38,343
Crestwood Midstream Partners LP — Unregistered, Class C Units(3)(4)	1,094	24,578
Crosstex Energy, L.P.	2,173	35,608
DCP Midstream Partners, LP	1,958	75,916
Duncan Energy Partners L.P.	750	31,871
El Paso Pipeline Partners, L.P.	3,321	122,182
Enbridge Energy Partners, L.P.	2,985	85,070
Energy Transfer Partners, L.P.	2,061	92,874
Enterprise Products Partners L.P.	6,562	276,573
Exterran Partners, L.P.	2,384	54,328
Global Partners LP	1,896	37,820
Holly Energy Partners, L.P.	553	28,057
Magellan Midstream Partners, L.P.	3,150	188,884
MarkWest Energy Partners, L.P.	3,800	182,608
Martin Midstream Partners L.P.	93	3,302
Niska Gas Storage Partners LLC	1,091	13,836
ONEOK Partners, L.P.	2,120	92,143
PAA Natural Gas Storage, L.P.	1,531	27,689
Plains All American Pipeline, L.P.(5)	2,814	170,593
Regency Energy Partners L.P.	5,722	136,638
Spectra Energy Partners, L.P.	1,265	36,759
Targa Resources Partners L.P.	1,529	52,452
TC PipeLines, LP	614	26,778
Tesoro Logistics LP	515	12,053
Transmontaigne Partners L.P.	667	22,602
Western Gas Partners L.P.	1,199	43,531
Williams Partners L.P.	2,979	161,426

		2,319,905

MLP Affiliates(2) — 14.6%
Enbridge Energy Management, L.L.C.(4)	2,234	61,514
Kinder Morgan Management, LLC(4)	3,669	221,962

		283,476

General Partner MLP — 13.0%
Alliance Holdings GP L.P.	1,462	69,466
Energy Transfer Equity, L.P.	3,873	148,095
Plains All American GP LLC — Unregistered(3)(5)	24	35,917

		253,478

Shipping MLP — 7.8%
Capital Product Partners L.P.	2,654	18,047
Navios Maritime Partners L.P.	1,950	30,907
Oiltanking Partners, L.P.(6)	649	15,574
Teekay LNG Partners L.P.	1,334	44,990

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

			No. of
Description			Shares/Units	Value

Shipping MLP — (continued)
Teekay Offshore Partners L.P.			1,586	$42,634

				152,152

Propane MLP — 4.7%
Inergy, L.P.			3,260	92,462

Other — 4.0%
Clearwater Trust(3)(5)(7)			N/A	4,110
Crude Carriers Corp.(8)			72	678
Kinder Morgan, Inc.			1,221	31,565
Knightsbridge Tankers Ltd.			226	4,056
ONEOK, Inc.			311	22,064
Targa Resources Corp.			71	2,122
Teekay Tankers Ltd.			1,524	9,908
The Williams Companies, Inc.			103	2,772

				77,275

Coal MLP — 3.9%
Penn Virginia Resource Partners, L.P.			2,946	76,245

Upstream MLP & Income Trust — 3.3%
BreitBurn Energy Partners L.P.			511	9,445
Legacy Reserves L.P.			789	21,742
SandRidge Mississippian Trust I			334	8,711
SandRidge Permian Trust(6)			866	16,326
VOC Energy Trust			393	8,771

				64,995

Total Equity Investments (Cost — $2,234,037)				3,319,988

	Interest	Maturity	Principal
	Rate	Date	Amount

Debt Investments — 2.4%
Midstream — 1.1%
Crestwood Holdings Partners, LLC	(9)	10/1/16	$5,878	5,937
Crestwood Midstream Partners LP	7.750%	4/1/19	15,000	14,400

				20,337

Upstream — 0.9%
Eagle Rock Energy Partners, L.P.	8.375	6/1/19	975	959
EV Energy Partners, L.P.	8.000	4/15/19	4,820	4,748
Linn Energy, LLC	6.500	5/5/19	6,000	5,745
Linn Energy, LLC	8.625	4/15/20	5,000	5,375
Linn Energy, LLC	7.750	2/1/21	1,500	1,538

				18,365

Other — 0.2%
Calumet Specialty Products Partners, L.P.	9.375	5/1/19	4,000	3,880

Coal MLP — 0.2%
Penn Virginia Resource Partners, L.P.	8.250	4/15/18	3,000	2,925

Total Energy Debt Investments (Cost — $46,374)				45,507

Total Long-Term Investments (Cost — $2,280,411)				3,365,495

KAYNE ANDERSON MLP INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AUGUST 31, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity
Description	Rate	Date	Value

Short-Term Investment — 2.3%
Repurchase Agreement — 2.3%
J.P. Morgan Securities Inc. (Agreement dated 8/31/11 to be repurchased at $45,161), collateralized by $46,121 in U.S. Treasury securities (Cost — $45,161)	—	9/1/11	$45,161

Total Investments — 175.2% (Cost — $2,325,572)			3,410,656

Liabilities
Senior Unsecured Notes			(775,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(260,000)
Deferred Tax Liability			(418,175)
Other Liabilities			(28,822)

Total Liabilities			(1,481,997)
Other Assets			18,407

Total Liabilities in Excess of Other Assets			(1,463,590)

Net Assets Applicable to Common Stockholders			$1,947,066

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Fair valued securities, restricted from public sale.

(4)	Distributions are paid-in-kind.

(5)	Kayne Anderson MLP Investment Company (the “Company”) believes that it is an affiliate of the Clearwater Trust, Plains All American Pipeline, L.P. and Plains All American GP LLC.

(6)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(7)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of cash and a coal royalty interest.

(8)	Security is non-income producing.

(9)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of August 31, 2011).

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2011, the Company held the following restricted investments.

				Number of
				Units,			Percent	Percent
		Acquisition	Type of	Principal ($)	Cost	Fair	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Assets	Assets

Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	(2)	(3)	833	$45,006	$46,551	2.4%	1.4%
Clearwater Trust	Trust	(4)	(5)	1	3,266	4,110	0.2	0.1
Crestwood Midstream Partners LP	Class C Units	4/1/11	(3)	1,094	26,007	24,578	1.3	0.7
Plains All American GP LLC	Common Units	(2)	(5)	24	34,065	35,917	1.8	1.0

Total					$108,344	$111,156	5.7%	3.2%

Level 2 Investments(6)
Calumet Specialty Products Partners LP	Senior Notes	4/15/11	(3)	$4,000	$4,000	$3,880	0.2%	0.1%
Crestwood Holdings Partners LLC	Bank Loan	9/29/10	(5)	5,878	5,774	5,937	0.3	0.2
Crestwood Midstream Partners LP	Senior Notes	(2)	(3)	15,000	15,011	14,400	0.7	0.4
Eagle Rock Energy Partners, L.P.	Senior Notes	(2)	(3)	975	993	959	0.1	0.0
EV Energy Partners LP	Senior Notes	(2)	(3)	4,820	4,726	4,748	0.2	0.1
Linn Energy, LLC	Senior Notes	5/10/11	(3)	6,000	6,021	5,745	0.3	0.2
Linn Energy, LLC	Senior Notes	5/11/11	(3)	1,500	1,603	1,538	0.1	0.1

Total					$38,128	$37,207	1.9%	1.1%

Total of all restricted securities					$146,472	$148,363	7.6%	4.3%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Securities acquired at various dates throughout the nine months ended August 31, 2011.

(3)	Unregistered security of a public company.

(4)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater. As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(5)	Unregistered security of a private company or trust.

(6)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At August 31, 2011, the cost basis of investments for federal income tax purposes was $2,140,424. At August 31, 2011, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$1,313,276
Gross unrealized depreciation of investments	(43,044)

Net unrealized appreciation	$1,270,232

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Company’s repurchase agreements, which are collateralized by U.S. Treasury notes, are generally high quality and liquid; however, the Company reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2011. The Company presents these assets by security type and description on its Schedule of Investments.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Equity investments	$3,319,988	$3,208,832	$—	$111,156
Debt investments	45,507	—	45,507	—
Repurchase agreements	45,161	—	45,161	—

Total assets at fair value	$3,410,656	$3,208,832	$90,668	$111,156

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2011 or at November 30, 2010. For the nine months ended August 31, 2011, there were no transfers between Level 1 and Level 2.

The following table present the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2011.

Equity
Nine Months Ended August 31, 2011	Investments

Balance — November 30, 2010	$63,514
Purchases, issuances or settlements	212,897
Transfers out	(166,699)
Realized gains (losses)	—
Unrealized gains, net	1,444

Balance — August 31, 2011	$111,156

The $1,444 of unrealized gains presented in the table above for the nine months ended August 31, 2011 related to investments that are still held at August 31, 2011.

The purchases, issuances or settlements of $212,897 for the nine months ended August 31, 2011, relate to the Company’s investments in Buckeye Partners, L.P. (Class B Units), Buckeye Partners, L.P. (Common Units), Clearwater Trust, Crestwood Midstream Partners LP (Class C Units), PAA Natural Gas Storage, L.P., Plains All American GP LLC and Regency Energy Partners L.P. The Company’s investments in the common units of Buckeye Partners, L.P., Inergy, LP, Magellan Midstream Partners, L.P. PAA Natural Gas Storage, L.P. and Regency Energy Partners L.P., which are noted as transfers out of Level 3 in the table above, became readily marketable during the nine months ended August 31, 2011.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company.

The Company did not have any derivative instruments outstanding as of August 31, 2011. The following table sets forth the effect of the Company’s derivative instruments.

		For the Nine Months Ended
		August 31, 2011
			Change in
		Net Realized	Unrealized
	Location of Gains/(Losses) on	Gains/(Losses) on	Gains/(Losses) on
	Derivatives	Derivatives	Derivatives
Derivatives Not Accounted for as	Recognized in	Recognized in	Recognized in
Hedging Instruments	Income	Income	Income

Call options	Options	$2,916	$(425)
Interest rate swap contracts	Interest rate swap contracts	(345)	—

		$2,571	$(425)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2011 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the Act)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrants last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:  October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:  October 28, 2011

/s/  Terry A. Hart
Name: Terry A. Hart

Title:	Chief Financial Officer and Treasurer
Date:  October 28, 2011